Fresh-Start Reporting - Cumulative impact of the reorganization adjustments (Details) - USD ($) $ in Thousands		4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Aug. 27, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2020
Reorganization, Chapter 11 [Line Items]
Provision for income taxes		$ 3,521	$ 14,477	$ (60,693)	$ 4,304	$ (11,757)
Reorganization, Chapter 11, Plan Effect Adjustment
Reorganization, Chapter 11 [Line Items]
Gain on settlement of Liabilities Subject to Compromise	$ 3,339,191
Provision for income taxes	(4,377)
Professional success fees paid upon Effective Date	(21,400)
Exit Facility and DIP Facility rollover financing costs paid upon Effective Date	(5,032)
Cancellation of predecessor shares and additional paid in capital	221
Net impact on Accumulated deficit	$ 3,308,603